May 15, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Versus Capital Real Asset Debt Fund Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of Versus Capital Real Asset Debt Fund, a Massachusetts business trust (the “Trust”). The Trust has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

Pursuant to Section 6 of the 1933 Act, we have calculated the Registration Fees and have wired such fees in the amount of $129.80 to the Securities and Exchange Commission.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call Chelsea Childs of Ropes & Gray LLP at (415) 315-6374.

Very truly yours,

/s/ Steve Andersen
Steve Andersen

cc:	Mark D. Quam
William R. Fuhs, Jr.
David C. Sullivan
Sarah Clinton
Chelsea M. Childs